Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
The Company has implemented a specific procedure for reviewing and approving related party construction activities. The Company historically has used Brasfield & Gorrie, LLC, a commercial construction company controlled by Mr. M. Miller Gorrie (a trustee of the Company), to manage and oversee certain of its development, redevelopment and expansion projects. This construction company is headquartered in Alabama and has completed numerous projects within the Sunbelt region of the United States. Through the use of market survey data and in-house development expertise, the Company negotiates the fees and contract prices of each development, redevelopment or expansion project with this company in compliance with the Company’s “Policy on Hiring Architects, Contractors, Engineers, and Consultants”, which policy was developed to allow the selection of certain preferred vendors that have demonstrated an ability to consistently deliver a quality product at a competitive price and in a timely manner. Additionally, this company outsources all significant subcontractor work through a competitive bid process. Upon approval by the Management Committee, the Management Committee (a non-board level committee composed of various members of management of the Company) presents each project to the independent members of the Investment Committee (or, prior to April 2011, the Executive Committee) for final approval.
The Company paid $8.0 million, $4.1 million and $13.7 million for property construction and tenant improvement costs to Brasfield & Gorrie, LLC during the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the Company had $1.6 million, $2.4 million and $1.9 million in outstanding construction invoices or retainage payable to this construction company at December 31, 2012, 2011 and 2010, respectively. Of these amounts, $6.9 million, $4.5 million and $13.1 million were then paid to unaffiliated subcontractors for the construction of these development projects during 2012, 2011 and 2010, respectively. Mr. Gorrie has a 2.35% economic interest in Brasfield & Gorrie, LLC. These transactions were unanimously approved by the independent members of the Investment Committee or the Executive Committee, as applicable, consistent with the procedure described above.
The Company also leases space to Brasfield & Gorrie, LLC, pursuant to a lease originally entered into in 2003. The original lease, which ran through October 31, 2008, was amended in 2007 to extend the term of the lease through October 31, 2013.The underlying property was contributed to a joint venture during 2007 in which the Company retained a 15% noncontrolling interest. Effective June 30, 2012, the Company sold its 15% noncontrolling interest in the underlying property. The aggregate amount of rent paid in 2012 through the date of disposition was approximately $0.4 million. During 2011 and 2010, the aggregate amount of rent paid was $0.7 million and $0.6 million, respectively.
Since 1993, Colonial Insurance Agency, a corporation wholly-owned by The Colonial Company (in which Thomas Lowder and James Lowder each has a 50% ownership interest), has provided insurance risk management, administration and brokerage services for the Company. As part of this service, the Company placed insurance coverage with unaffiliated insurance brokers and agents, including Willis of Alabama and Colonial Insurance Agency, through a competitive bidding process. The premiums paid to these unaffiliated insurance brokers and agents (as they deducted their commissions prior to paying the carriers) totaled $7.2 million, $5.9 million and $5.8 million for 2012, 2011 and 2010, respectively. The aggregate amounts paid by the Company to Colonial Insurance Agency, Inc., either directly or indirectly, for these services during the years ended December 31, 2012 and 2011 were $0.6 million. The aggregate amounts paid by the Company to Colonial Insurance Agency, Inc., either directly or indirectly during 2010 were $0.7 million. In addition, in 2010, the Company entered into an arrangement with an insurance carrier to advertise for its renter's insurance program at the Company's multifamily apartment communities. Pursuant to this arrangement, Colonial Insurance Agency, which serves as the insurance carrier's broker, paid the Company $0.3 million in 2012 and 2011, in advertising fees. In 2010 the Company was paid $0.2 million in advertising fees. Neither Mr. T. Lowder nor Mr. J. Lowder has an interest in these premiums.
Other than a specific procedure for reviewing and approving related party construction activities, the Company has not adopted a formal policy for the review and approval of related persons’ transactions generally. Pursuant to its charter, our audit committee reviews and discusses with management any such transaction if deemed material and relevant to an understanding of the Company’s financial statements. Our policies and practices may not be successful in eliminating the influence of conflicts.